Schedule of property plant and equipment (Details) - CAD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance	[1]	$ 3,455
Property plant and equipment, ending balance	[1]	34,507	$ 3,455
Depreciation		100	79
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance		3
Property plant and equipment, ending balance			3
Furniture and equipment [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance		12
Property plant and equipment, ending balance			12
Vehicles [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance		32
Property plant and equipment, ending balance		26	32
IPP facilities [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance	[1]	3,408
Property plant and equipment, ending balance	[1]	34,481	3,408
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance		3,690	1,006
Additions from acquisition		34,772	3,100
Additions			43
Reclass to tax equity asset			(475)
Dispositions		(148)
Foreign currency impact		(2)	16
Property plant and equipment, ending balance		38,312	3,690	$ 1,006
Gross carrying amount [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance		19	19
Additions from acquisition
Additions
Reclass to tax equity asset
Dispositions		(19)
Foreign currency impact
Property plant and equipment, ending balance			19	19
Gross carrying amount [member] | Furniture and equipment [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance		57	50
Additions from acquisition
Additions			7
Reclass to tax equity asset
Dispositions		(50)
Foreign currency impact
Property plant and equipment, ending balance		7	57	50
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance		36
Additions from acquisition
Additions			36
Reclass to tax equity asset
Dispositions
Foreign currency impact
Property plant and equipment, ending balance		36	36
Gross carrying amount [member] | IPP facilities [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance		3,578	937
Additions from acquisition		34,772	3,100
Additions
Reclass to tax equity asset			(475)
Dispositions		(79)
Foreign currency impact		(2)	16
Property plant and equipment, ending balance		38,269	3,578	937
Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance		235	57
Dispositions		(55)
Foreign currency impact
Property plant and equipment, ending balance		3,805	235	57
Depreciation		2,788
Impairment		837
Depreciation			178
Accumulated depreciation [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance		16	14
Dispositions		(16)
Foreign currency impact
Property plant and equipment, ending balance			16	14
Depreciation
Impairment
Depreciation			2
Accumulated depreciation [member] | Furniture and equipment [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance		45	43
Dispositions		(39)
Foreign currency impact
Property plant and equipment, ending balance		7	45	43
Depreciation		1
Impairment
Depreciation			2
Accumulated depreciation [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance		4
Dispositions
Foreign currency impact
Property plant and equipment, ending balance		10	4
Depreciation		6
Impairment
Depreciation			4
Accumulated depreciation [member] | IPP facilities [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance	[1]	170
Dispositions	[1]
Foreign currency impact	[1]
Property plant and equipment, ending balance	[1]	3,788	170
Depreciation	[1]	2,781
Impairment	[1]	$ 837
Depreciation			$ 170

[1]	The balance includes restricted cash balances totaling $6,517 comprised of $2,630 classified as current and $3,887 classified as non-current.